Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense Or Benefit	The provision for income taxes for the year ended December 31, 2020 is as follows (in thousands):

Year Ended December 31,
2020
Current income tax provision
Federal	$9,087
State	5,738

Total current provision	14,825

Deferred income tax benefit
Federal	(3,504)
State	(3,003)

Total deferred benefit	(6,507)

Provision for income taxes	$8,318

Schedule Of Effective Income Tax Reconciliation
A reconciliation from the income tax expense using the U.S. statutory federal income tax rate to the provision for income taxes is as follows (in thousands):

	December 31,
	2019	2020
Tax at U.S. statutory rate	$23	$12,196
State taxes, net of federal benefit	—	4,176
Non-deductible expenses	—	(2,116)
Change in valuation allowance	(75)	(5,994)
Other	52	56

Provision for income taxes	$—	$8,318

Schedule Of Components Of Deferred Income Taxes
Significant components of the deferred income taxes are as follows (in thousands):

	December 31,
	2019	2020
Deferred tax assets
Net operating losses	$3,710	$1,490
Uniform capitalization adjustment to inventory	539	1,135
Stock-based compensation	137	1,503
Accrued compensation and benefits	475	1,032
Tenant improvement allowance	510	459
Inventory reserve	142	991
Deferred rent	297	564
Returns reserve	217	469
Sales tax accrual	457	528
Other	145	148

Total deferred tax assets	6,629	8,319
Less: valuation allowance	(5,994)	—

Total net deferred tax assets	635	8,319
Deferred Tax Liabilities
Property and equipment	(635)	(1,812)

Total deferred tax liabilities	(635)	(1,812)

Net deferred tax assets	$—	$6,507